Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 615,014,915	$ 68,519,783
Other financial liabilities, Non-current	1,904,512,941	2,183,803,256
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	542,220,313	55,977,988
Other financial liabilities, Non-current	1,897,563,167	2,138,411,462
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	407,002,682	54,350,257
Other financial liabilities, Non-current	$ 1,332,697,887	$ 1,673,244,902
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.08%	7.08%
Nominal Annual Rate	6.49%	6.49%
Other financial liabilities, Current	$ 364,970,934	$ 14,075,294
Other financial liabilities, Non-current	$ 1,136,575,007	$ 1,447,687,620
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.01%	6.01%
Nominal Annual Rate	5.48%	5.48%
Other financial liabilities, Current	$ 42,031,748	$ 40,274,963
Other financial liabilities, Non-current	196,122,880	225,557,282
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	9,020,288	8,801,651
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	9,020,288	8,801,651
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	397,982,394	45,548,606
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	355,950,646	5,273,643
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	42,031,748	40,274,963
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,097,026	380,412,748
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		341,190,623
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,097,026	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,097,026	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,097,026	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	221,341,228	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	180,244,202
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,097,026	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	905,228,214	214,996,029
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	865,156,308	175,773,904
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	40,071,906	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	123,934,393	999,391,875
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	91,174,497	930,723,093
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 32,759,896	$ 68,668,782